Subsequent Events (Details Narrative) $ / shares in Units, £ in Thousands							1 Months Ended			2 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 13, 2023 USD ($) shares	Mar. 07, 2023 USD ($)	Jan. 26, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) $ / shares shares	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Mar. 31, 2023 GBP (£)	Feb. 28, 2023 USD ($)	Dec. 31, 2021 USD ($)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 07, 2023 USD ($)	Jul. 06, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Mar. 06, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 31, 2022 shares	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Feb. 11, 2022 shares	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Subsequent Event [Line Items]
Sale of Private Placement Units, net of offering costs					$ 3,900,000	£ 3,250
Convertible notes payable, carried at fair value											$ 749,000				$ 3,740,000		$ 1,835,000								$ 400,000	£ 300				$ 67,000	£ 50	$ 500,000	£ 400
Stock issued | shares																													22,000,000.0					22,000,000.0
Investments held in trust account
Debt Instrument, Face Amount																											$ 3,300,000	£ 3,000								$ 1,400,000	£ 1,000
Sponsor advanced amount																$ 117,000
Murphy Canyon Acquisition Corp [Member]
Subsequent Event [Line Items]
Sale of Private Placement Units, net of offering costs											25,000	[1],[2]		$ 7,520,350			$ 7,520,350
Percentage of deposit in trust account			1.00%
Redemption price per share | $ / shares															$ 10.56		$ 10.34
Number of stock redeemed, value			$ 114,000,000										$ 114,068,280				$ 1,876,183
Investments held in trust account			$ 23,300,000	$ 23,300,000											$ 23,339,887		$ 136,871,183
Price per share | $ / shares			$ 0.035	$ 0.035
Aggregate of deposit			$ 77,000	$ 77,000
Proceeds from business combination			$ 924,000
Debt Instrument, Face Amount																																			$ 300,000
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Percentage of deposit in trust account			1.00%
Number of stock redeemed, value															$ 114,068,280
Price per share | $ / shares															$ 10.33
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares																	1,000
Common Stock [Member] | Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares														754,000			754,000
Sale of Private Placement Units, net of offering costs												[1],[2]		$ 75			$ 75
Nonrelated Party [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 900,000												£ 800	$ 900,000	£ 800
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Convertible notes payable, carried at fair value										$ 500,000												400	$ 500,000	£ 400	$ 400,000	£ 300
Conversion price										20.00%
Vela Option Agreement [Member]
Subsequent Event [Line Items]
Royalty percentage							8.00%	8.00%
Option fee							$ 500,000	£ 400
Vela Option Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Total consideration paid							$ 5,100,000													£ 4,000
Subsequent Event [Member] | Murphy Canyon Acquisition Corp [Member]
Subsequent Event [Line Items]
Deposit																		$ 78,393	$ 77,800
Percentage of deposit in trust account				1.00%
Number of stock redeemed, value				$ 114
Investments held in trust account			$ 23	$ 23
Price per share | $ / shares			$ 0.035	$ 0.035
Aggregate of deposit			$ 77,000	$ 77,000
Proceeds from business combination				$ 924,000
Debt Instrument, Face Amount																					$ 1,500,000
Sponsor advanced amount		$ 300,000
Subsequent Event [Member] | Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Percentage of deposit in trust account				1.00%
Stock issued during period on hold | shares				11,037,272
Stock issued | shares			13,979,000	13,979,000
Redemption price per share | $ / shares			$ 10.33	$ 10.33
Subsequent Event [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Convertible notes payable, carried at fair value | £									£ 800
Subsequent Event [Member] | 2022 Convertible Loan Note Instrument [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Convertible notes payable, carried at fair value										$ 1,300,000												1,100
Subsequent Event [Member] | 2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Convertible notes payable, carried at fair value										$ 500,000												£ 400
Conversion price									20.00%
Subsequent Event [Member] | Vela Option Agreement [Member]
Subsequent Event [Line Items]
Maturity term									18 months
Royalty percentage							8.00%	8.00%
Option fee							$ 500,000	£ 400
Expiration date							Feb. 07, 2024	Feb. 07, 2024
Subsequent Event [Member] | Vela Option Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Total consideration paid							$ 4,800,000													£ 4,000
Subsequent Event [Member] | Nirland Limited [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares	78
Sale of Private Placement Units, net of offering costs	$ 2,600,000
Outstanding loan balance	$ 700,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).